Quarterly Holdings Report
for
Fidelity Freedom® Blend 2065 Fund
June 30, 2022
Y65-NPRT1-0822
1.9895828.103
Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	386,721	4,072,169
Fidelity Series Commodity Strategy Fund (a)	115,839	559,503
Fidelity Series Large Cap Growth Index Fund (a)	188,767	2,610,649
Fidelity Series Large Cap Stock Fund (a)	175,639	2,875,218
Fidelity Series Large Cap Value Index Fund (a)	408,344	5,504,473
Fidelity Series Small Cap Opportunities Fund (a)	121,854	1,376,946
Fidelity Series Value Discovery Fund (a)	140,571	2,049,523
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,884,159)		19,048,481

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	89,726	1,196,946
Fidelity Series Emerging Markets Fund (a)	69,552	573,111
Fidelity Series Emerging Markets Opportunities Fund (a)	315,433	5,160,484
Fidelity Series International Growth Fund (a)	179,920	2,517,083
Fidelity Series International Index Fund (a)	106,135	1,051,803
Fidelity Series International Small Cap Fund (a)	50,661	759,913
Fidelity Series International Value Fund (a)	258,599	2,479,967
Fidelity Series Overseas Fund (a)	240,391	2,512,083
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,519,752)		16,251,390

Bond Funds - 7.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	4,558	39,197
Fidelity Series Corporate Bond Fund (a)	207	1,912
Fidelity Series Emerging Markets Debt Fund (a)	7,415	53,979
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,225	18,465
Fidelity Series Floating Rate High Income Fund (a)	4,620	40,007
Fidelity Series Government Bond Index Fund (a)	214	2,045
Fidelity Series High Income Fund (a)	50	403
Fidelity Series Investment Grade Bond Fund (a)	196	2,015
Fidelity Series Investment Grade Securitized Fund (a)	218	2,023
Fidelity Series Long-Term Treasury Bond Index Fund (a)	397,656	2,648,386
Fidelity Series Real Estate Income Fund (a)	11,015	114,003
TOTAL BOND FUNDS (Cost $3,323,094)		2,922,435

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (b) (Cost $105)	105	105

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $44,727,110)	38,222,411
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,204)
NET ASSETS - 100.0%	38,221,207

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	105	-	-	-	-	-	105	0.0%
Total	105	-	-	-	-	-	105

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	36,618	8,232	1,528	-	(47)	(4,078)	39,197
Fidelity Series Blue Chip Growth Fund	3,909,460	1,411,490	35,493	-	(4,568)	(1,208,720)	4,072,169
Fidelity Series Canada Fund	1,205,031	250,005	78,515	-	(2,240)	(177,335)	1,196,946
Fidelity Series Commodity Strategy Fund	547,302	167,092	124,911	-	2,937	(32,917)	559,503
Fidelity Series Corporate Bond Fund	40,358	28,205	64,577	209	(2,138)	64	1,912
Fidelity Series Emerging Markets Debt Fund	185,903	32,621	150,634	1,871	(25,495)	11,584	53,979
Fidelity Series Emerging Markets Debt Local Currency Fund	60,673	11,918	50,990	-	(8,160)	5,024	18,465
Fidelity Series Emerging Markets Fund	515,955	127,516	8,111	-	(1,488)	(60,761)	573,111
Fidelity Series Emerging Markets Opportunities Fund	4,731,149	1,053,723	61,127	-	(8,199)	(555,062)	5,160,484
Fidelity Series Floating Rate High Income Fund	36,480	8,150	2,346	432	(19)	(2,258)	40,007
Fidelity Series Government Bond Index Fund	58,598	46,014	101,147	152	(1,732)	312	2,045
Fidelity Series High Income Fund	221,528	29,421	241,342	1,978	(14,411)	5,207	403
Fidelity Series International Growth Fund	2,409,985	583,059	60,717	-	(6,025)	(409,219)	2,517,083
Fidelity Series International Index Fund	1,023,449	199,335	22,125	-	(1,294)	(147,562)	1,051,803
Fidelity Series International Small Cap Fund	751,462	152,916	8,695	-	(867)	(134,903)	759,913
Fidelity Series International Value Fund	2,433,334	494,090	105,072	-	(3,879)	(338,506)	2,479,967
Fidelity Series Investment Grade Bond Fund	61,830	47,926	105,650	275	(2,310)	219	2,015
Fidelity Series Investment Grade Securitized Fund	41,836	30,222	69,200	108	(1,012)	177	2,023
Fidelity Series Large Cap Growth Index Fund	2,465,441	827,074	74,268	17,297	(11,438)	(596,160)	2,610,649
Fidelity Series Large Cap Stock Fund	2,748,109	674,513	128,664	-	(6,807)	(411,933)	2,875,218
Fidelity Series Large Cap Value Index Fund	5,264,942	1,159,849	210,425	-	(5,815)	(704,078)	5,504,473
Fidelity Series Long-Term Treasury Bond Index Fund	1,963,437	1,079,965	126,802	13,811	(31,948)	(236,266)	2,648,386
Fidelity Series Overseas Fund	2,422,915	601,541	51,843	-	(4,972)	(455,558)	2,512,083
Fidelity Series Real Estate Income Fund	130,040	33,422	37,867	1,729	(2,845)	(8,747)	114,003
Fidelity Series Small Cap Opportunities Fund	1,322,375	316,655	14,410	-	(1,087)	(246,587)	1,376,946
Fidelity Series Value Discovery Fund	1,945,173	428,496	139,391	-	(3,411)	(181,344)	2,049,523
	36,533,383	9,803,450	2,075,850	37,862	(149,270)	(5,889,407)	38,222,306

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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